Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 04, 2014
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated April 4, 2014

to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2014 for the iShares Core Short-Term U.S. Bond ETF (ISTB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on June 3, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Core Short-Term U.S. Bond ETF	iShares Core Short-Term USD Bond ETF
Underlying Index	Barclays U.S. Government/Credit 1-5 Year Bond Index	Barclays U.S. 1-5 Year Universal Index
Investment Objective	The iShares Core Short-Term U.S. Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and five years.	The iShares Core Short-
Term USD Bond ETF
seeks to track the
investment results of an
index composed of U.S.
dollar-denominated
bonds that are rated
either investment grade
or high yield with
remaining maturities
between one and five
years.

Change in the Fund’s Principal Investment Strategies

The first two paragraphs of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the Barclays U.S. 1-5 Year Universal Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities between one and five years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include securitized assets, treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index must be denominated in U.S. dollars and non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Asset-Backed and Mortgage-Backed Securities Risk. ABS and MBS (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. ABS and MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Prepayment Risk. During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity, causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline in the Fund’s income.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

iShares®

iShares Trust

Supplement dated April 4, 2014

to the Prospectus and Statement of Additional Information (“SAI”) dated July 1, 2013 for the iShares Core Long-Term U.S. Bond ETF (ILTB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on June 3, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Core Long-Term U.S. Bond ETF	iShares Core Long-Term USD Bond ETF
Underlying Index	Barclays U.S. Long Government / Credit Bond Index	Barclays U.S. 10+ Year Universal Index
Investment Objective	The iShares Core Long-Term U.S. Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities greater than ten years.	The iShares Core Long-
Term USD Bond ETF
seeks to track the
investment results of an
index composed of U.S.
dollar-denominated
bonds that are rated
either investment grade
or high-yield with
remaining maturities
greater than ten years.

Change in the Fund’s Principal Investment Strategies

The first two paragraphs of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the Barclays U.S. 10+ Year Universal Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include treasury securities, and financial, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have at least 10 years remaining to maturity, or at least 10 years remaining to the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and be non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

iShares Core Short-Term USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated April 4, 2014

to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2014 for the iShares Core Short-Term U.S. Bond ETF (ISTB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on June 3, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Core Short-Term U.S. Bond ETF	iShares Core Short-Term USD Bond ETF
Underlying Index	Barclays U.S. Government/Credit 1-5 Year Bond Index	Barclays U.S. 1-5 Year Universal Index
Investment Objective	The iShares Core Short-Term U.S. Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and five years.	The iShares Core Short-
Term USD Bond ETF
seeks to track the
investment results of an
index composed of U.S.
dollar-denominated
bonds that are rated
either investment grade
or high yield with
remaining maturities
between one and five
years.

Change in the Fund’s Principal Investment Strategies

The first two paragraphs of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the Barclays U.S. 1-5 Year Universal Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities between one and five years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include securitized assets, treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index must be denominated in U.S. dollars and non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Asset-Backed and Mortgage-Backed Securities Risk. ABS and MBS (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. ABS and MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Prepayment Risk. During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity, causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline in the Fund’s income.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

iShares Core Long-Term USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated April 4, 2014

to the Prospectus and Statement of Additional Information (“SAI”) dated July 1, 2013 for the iShares Core Long-Term U.S. Bond ETF (ILTB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on June 3, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Core Long-Term U.S. Bond ETF	iShares Core Long-Term USD Bond ETF
Underlying Index	Barclays U.S. Long Government / Credit Bond Index	Barclays U.S. 10+ Year Universal Index
Investment Objective	The iShares Core Long-Term U.S. Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities greater than ten years.	The iShares Core Long-
Term USD Bond ETF
seeks to track the
investment results of an
index composed of U.S.
dollar-denominated
bonds that are rated
either investment grade
or high-yield with
remaining maturities
greater than ten years.

Change in the Fund’s Principal Investment Strategies

The first two paragraphs of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the Barclays U.S. 10+ Year Universal Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include treasury securities, and financial, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have at least 10 years remaining to maturity, or at least 10 years remaining to the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and be non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.